Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	Antelope Enterprise Holdings Ltd. (the “Company”) filing this Amendment No. 1 on Form 20-F/A (this “Amendment No. 1”) to amend its annual report on Form 20-F for the fiscal year ended December 31, 2022 as filed with the Securities and Exchange Commission (the “SEC”) on May 1, 2023 (the “Original Filing”), to address certain comments from the Staff of the SEC in relation to the Original Filing. Accordingly, the Company is restating in their entirety the following sections of the Original Filing: (i) “Part II - Item 16I. Disclosure Regarding Foreign Jurisdictions That Prevent Inspections” and (ii) “Part III - Item 19. Exhibits” in this Amendment No. 1.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-34944
Entity Registrant Name	Antelope Enterprise Holdings Limited
Entity Central Index Key	0001470683
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Room 1802
Entity Address, Address Line Two	Block D, Zhonghai International Center
Entity Address, Address Line Three	Hi-Tech Zone
Entity Address, City or Town	Chengdu
Entity Address, Country	CN
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	AEHL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	8,055,188
Auditor Location	Hong Kong, China
Auditor Firm ID	2769
Auditor Name	Centurion ZD CPA
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Room 1802
Entity Address, Address Line Two	Block D, Zhonghai International Center
Entity Address, Address Line Three	Hi-Tech Zone
Entity Address, City or Town	Chengdu
Entity Address, Country	CN
City Area Code	+86
Local Phone Number	(28) 8532 4355
Contact Personnel Name	Weilai (Will) Zhang